IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of impairment of assets [text block]
8)    IMPAIRMENT OF ASSETS
The Atento Group carries out its goodwill impairment tests to all CGUs using the various cash-generating units’ five-year strategic plans and budgets. The five-year plan used as the basis for the impairment test was approved by the board of directors as of December 31, 2022.
Recoverable amount is based on value in use calculated using cash flow from projected results adjusted for amortization/depreciation, finance costs, and taxes, based on the last period, and using the expected growth rates obtained from studies published in the sector and assuming growth to be constant from the fifth year onwards. Estimated cash flow determined in this manner is discounted using the weighted average cost of capital (WACC) applicable to that CGU.
Discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Group and its operating segments and is derived from its weighted average cost of capital WACC. The WACC considers both debt and equity.
These tests are performed annually and whenever it is considered that the recoverable amount of goodwill may be impaired.
On December 31, 2022, the tests conducted identified the need of impairment in the value of goodwill of Brazil subsidiary and Peru, since the related recoverable amounts calculated using value in use for this specific CGU was lower than the carrying amount, resulting in the write-off of 2022 Goodwill, by 12.8 thousand U.S. dollars. In Argentina, the deterioration of the economic situation and high discount rates, made discounted cash flow of the operations not enough to cover its asset base, resulting in the write-off of Argentinian 2022 remaining net assets, by 5.0 thousand U.S. dollars. In all other CGU, the recoverable amounts calculated using value in use were higher than the carrying amount of the related cash-generating units, even after sensitivities were applied to the variables used (1 p.p. increase in WACC or 1 p.p. decrease in EBITDA Margin or 1 p.p. decrease in Revenue growth).
The calculation of values in use for the CGUs is most sensitive to the revenues, EBITDA and discount rates assumptions.
The CGUs revenues projection has a variation based on management expectations growth plus inflation and the EBITDA margin variability between 2023 and 2027 for each CGU goes from -1.4 p.p. to +6.0 p.p. This means that no CGU presented an EBITDA variation between 2023 and 2027 higher than +6.0 p.p., or lower than-1.4 p.p.
The post-tax discount rates, which factor in country and business risks, and the projected terminal growth rates were as follows:

	Post-Tax Discount Rate
	Atento Brasil	R Brasil	Interfile	Mexico	Colombia	Peru	Chile	Argentina

December 2021	13.36%	13.36%	13.36%	11.44%	11.10%	9.11%	10.27%	58.70%
December 2022	14.17%	14.17%	14.17%	13.07%	14.39%	11.30%	12.04%	87.54%

	Terminal Growth Rate
	Atento Brasil	R Brasil	Interfile	Mexico	Colombia	Peru	Chile	Argentina

December 2021	5.57%	5.57%	5.57%	5.78%	6.55%	1.94%	1.88%	39.35%
December 2022	4.68%	4.68%	4.68%	4.75%	5.84%	—%	—%	68.77%

The carrying amounts per CGUs were as follow:

	Carrying Amount
Thousand U.S dollars	Atento Brasil	R Brasil	Interfile	Mexico	Colombia	Peru	Chile	Argentina

December 2021	147,633	7,469	15,021	66,691	26,783	39,211	21,743	907
December 2022	192,268	4,452	9,870	25,076	20,201	35,536	16,965	—
In the event of a 1% increase in the discount rate (WACC) used to calculate the recoverable amount of the above mentioned CGUs in each country, with the other variables remaining unchanged, with the exception of Argentina as explained above, the recoverable amount would still be higher than the corresponding carrying amount. As an additional sensitivity analysis, assuming that there is a fall in demand or an increase in costs and, as such, results before amortization/depreciation, finance cost and taxes margin, with all other variables remaining unchanged, results in a EBITDA (used for estimating cash flow) with a margin drop of 1%, the recoverable amount from each cash generating unit, with exception of Argentina, would continue to be higher than its corresponding carrying amount.